As filed with the Securities and Exchange Commission on June 23, 2009

Registration No. 333-157497

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

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Form N-14

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REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

☐ Pre-Effective Amendment No. ___

☑ Post-Effective Amendment No. 2

(Check appropriate box or boxes)

HIGHMARK FUNDS

(Exact Name of Registrant as Specified in Charter)

350 California Street, Suite 1600

San Francisco, CA 94104

(Address of principal executive offices)

1-800-433-6884

(Area Code and Telephone Number)

John M. Loder, Esq.

Ropes & Gray LLP

One Embarcadero Center, Suite 2200

San Francisco, CA 94111

(Name and address of agent for service:)

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It is proposed that this filing will become effective immediately upon filing pursuant to paragraph (b) of Rule 485 under the Securities Act of 1933, as amended.

This filing is being made solely for the purpose of adding the final tax opinions as exhibits to the Part C of the Registration Statement. No information contained in Parts A or B of the Registration Statement, which are incorporated herein by reference in their entirety, is amended, deleted or superseded hereby.

PART A: INFORMATION REQUIRED IN THE PROSPECTUS

Part A is incorporated by reference to Part A of Post-Effective Amendment No. 1 to the Registration Statement on Form N-14 of HighMark Funds (the “Registrant”) under the Securities Act of 1933, as amended, filed with the Securities and Exchange Commission (the “SEC”) on March 26, 2009 (File No. 333-157497, Accession No. 0001116502-09-000463).

PART B: INFORMATION REQUIRED IN A STATEMENT OF ADDITIONAL INFORMATION

Part B is incorporated by reference to Part B of Post-Effective Amendment No. 1 to the Registration Statement on Form N-14 of the Registrant under the Securities Act of 1933, as amended, filed with the SEC on March 26, 2009 (File No. 333-157497, Accession No. 0001116502-09-000463).

PART C: OTHER INFORMATION

Item 15.

INDEMNIFICATION

The information required by this item is incorporated by reference to Item 25 of Post-Effective Amendment No. 58 (filed February 24, 2009) to Registrant’s Registration Statement on Form N-1A (File No. 033-12608) under the Securities Act of 1933 and the Investment Company Act of 1940 (File No. 811-05059).

Item 16.

EXHIBITS

(1)

(a)

Declaration of Trust, dated March 10, 1987, is incorporated by reference to Exhibit (1)(a) of Pre-Effective Amendment No. 1 (filed May 15, 1987) to Registrant’s Registration Statement on Form N-1A.

(b)

Amendment to Declaration of Trust, dated April 13, 1987, is incorporated by reference to Exhibit (1)(b) of Pre-Effective Amendment No. 1 (filed May 15, 1987) to Registrant’s Registration Statement on Form N-1A.

(c)

Amendment to Declaration of Trust, dated July 13, 1987, is incorporated by reference to Exhibit (1)(c) of Pre-Effective Amendment No. 2 (filed July 24, 1987) to Registrant’s Registration Statement on Form N-1A.

(d)

Amendment to Declaration of Trust, dated July 30, 1987, is incorporated by reference to Exhibit (1)(d) of Pre-Effective Amendment No. 3 (filed July 31, 1987) to Registrant’s Registration Statement on Form N-1A.

(e)

Amendment to Declaration of Trust, dated October 18, 1996, is incorporated by reference to Exhibit (1)(e) of Post-Effective Amendment No. 18 (filed November 8, 1996) to Registrant’s Registration Statement on Form N-1A.

(f)

Amendment to Declaration of Trust, dated December 4, 1996, is incorporated by reference to Exhibit (1)(f) of Post-Effective Amendment No. 19 (filed December 13, 1996) to Registrant’s Registration Statement on Form N-1A.

(2)

(a)

Amended and Restated Code of Regulations, dated June 5, 1991, is incorporated by reference to Exhibit 2 of Post-Effective Amendment No. 7 (filed September 30, 1991) to Registrant’s Registration Statement on Form N-1A.

(b)

Amendment to Amended and Restated Code of Regulations, dated December 4, 1991, is incorporated by reference to Exhibit 2(b) of Post-Effective Amendment No. 8 (filed September 30, 1992) to Registrant’s Registration Statement on Form N-1A.

(3)

None

(4)

Form of Agreement and Plan of Reorganization – Exhibit A to Prospectus/Proxy Statement contained in Part A of this Registration Statement.

(5)

Rights of Shareholders

The following portions of Registrant’s Declaration of Trust incorporated as Exhibit (5) hereto, define the rights of shareholders:

5.1

Shares in the Series of the Trust.

A.

The Trustees shall have full power and authority, in their sole discretion, without obtaining the prior approval of the Shareholders (either with respect to the Trust as a whole or with respect to any series of the Trust) by vote or otherwise, to establish one or more series of Shares of the Trust. The establishment of any such series shall be effective upon the adoption by a majority of the Trustees then in office of a resolution establishing such series and setting the voting rights, preferences, designations, conversion or other rights, restrictions, limitations as to distributions, conditions of redemption, qualifications, or other terms of the Shares of such series. The beneficial interest in each series of the Trust shall at all times be divided into full and fractional transferable Shares without par value. There is no numerical limitation on the number of Shares of a series that may be issued. The investment objective, policies, and restrictions governing the management and operations of each series of the Trust, including the management of assets belonging to any particular series, may from time to time be changed or supplemented by the Trustees, subject to the requirements of the Act. The Trustees may from time to time divide or combine the outstanding Shares of any one or more series of the Trust into a greater or lesser number without thereby changing their proportionate beneficial interests in the Trust assets allocated or belonging to such series.

Subject to the respective voting rights, preferences, participating or other special rights and qualifications, restrictions, and limitations expressly provided for in this Declaration of Trust or the Code of Regulations with respect to Shares of each series of the Trust, the Trustees have the power to classify or reclassify Shares of any series of the Trust into one or more classes by setting or changing in any one or more respects, from time to time, the preferences, designations, conversion or other rights, restrictions, limitations as to dividends, conditions of redemption, qualifications, or other terms applicable to Shares of such class. All references in this Declaration of Trust to Shares of any series of the Trust shall include and refer to the Shares of any class thereof.

B.

Shares of each series of the Trust shall have the following preferences, participating or other special rights, qualifications, restrictions and limitations:

(1)

Assets Belonging to a Series. All consideration received by the Trust for the issue or sale of Shares of any series, together with all assets in which such consideration is invested or reinvested, including any proceeds derived from the sale, exchange, or liquidation of such assets, and any funds or payments derived from any reinvestment of such proceeds in whatever form the same may be, shall be referred to as “assets belonging to” that series. In addition, any assets, income, earnings, profits or proceeds thereof, or funds or payments which are not readily identifiable as belonging to a particular series shall be allocated by the Trustees to one or more series (such allocation to be conclusive and binding upon the Shareholders of all series for all purposes) in such manner as they, in their sole discretion, deem fair and equitable, and shall also be referred to as “assets belonging to” such series. Such assets belonging to a particular series shall irrevocably belong for all purposes to the Shares of the series, and shall be so handled upon the books of account of the Trust. Such assets and the income, earnings, profits, and proceeds thereof, including any proceeds derived from the sale, exchange, or liquidation thereof, and any funds or payments derived from any reinvestment of such proceeds in whatever form, are herein referred to as “assets belonging to” such a series. Shareholders of any series shall have no right, title or interest in or to the assets belonging to any other series.

(2)

Liabilities Belonging to a Series. The assets belonging to any series of the Trust shall be charged with the direct liabilities in respect of such series and with all expenses, costs, charges, and reserves attributable to such series, and shall also be charged with the share of such series of the general liabilities, expenses, costs, charges, and reserves of the Trust which are not readily identifiable as belonging to a particular series in proportion to the relative net assets of the respective series, as determined at such time or times as may be authorized by the Trustees. Any such determination by the Trustees shall be conclusive and binding upon the Shareholders of all series for all purposes; provided, however, that under no circumstances shall the assets allocated or belonging to any series of the Trust be charged with liabilities directly attributable to any other series. The liabilities so charged to a series are herein referred to as “liabilities belonging to” such series. All persons who may have extended credit to a particular series or who have contracts or claims with respect to a particular series shall look only to the assets of that particular series for payment of such contracts or claims.

(3)

Liquidating Distributions. In the event of the termination of the Trust or a particular series thereof and the winding up of its affairs, the Shareholders of the Trust or such particular series shall be entitled to receive out of the assets of the Trust or belonging to the particular series, as the case may be, available for distribution to Shareholders, but other than general assets not belonging to any particular series of the Trust, the assets belonging to such series; and the assets so distributable to the Shareholders of any series shall be distributed among such Shareholders in proportion to the number of Shares of such series held by them and recorded in their names on the books of the Trust. In the event that there are any general assets not belonging to any particular series of the Trust available for distribution, such distribution shall be made to the Shareholders of all series subject to such termination and winding up in proportion to the relative net assets of the respective series determined as hereinafter provided and the number of Shares of such series held by them and recorded in their names on the books of the Trust.

(4)

Dividends and Distributions. Shares of each series shall be entitled to such dividends and distributions in Shares or in cash or both, as may be declared from time to time by the Trustees, acting in their sole discretion, with respect to such series, provided, however, that dividends and distributions on Shares of a particular series shall be paid only out of the lawfully available “assets belonging to” such series as such term is defined in this Declaration of Trust.

5.2

Purchase of Shares. The Trustees may accept investments in each series of the Trust from such Persons for such consideration and on such other terms as they may from time to time authorize. The Trust may reject any order for, or refuse to give effect on the books of the Trust to the transfer of, any Shares as permitted under the Act. Each such investment shall be credited to the Shareholder’s account in the form of full and fractional Shares of the appropriate series of the Trust, at the net asset value per Share next computed after receipt of the investment.

5.3

Net Asset Value Per Share. The net asset value per Share of each series of the Trust shall be computed at such time or times as the Trustees may specify pursuant to the Act. Assets shall be valued and net asset value per Share shall be determined by such Person or Persons as the Trustees may appoint under the supervision of the Trustees in such manner not inconsistent with the Act and any orders of the Securities and Exchange Commission received by the Trust, as the Trustees may determine.

5.4

Ownership of Shares. The ownership of Shares shall be recorded separately with respect to each series on the record books of the Trust. Certificates for Shares shall be issued to holders of such Shares only upon the authorization of the Trustees, in their discretion, to issue such certificates, and shall be issued, if at all, subject to such rules and regulations as the Trustees may determine. The Trustees may make such rules as they consider appropriate for the transfer of Shares and similar matters. The record books of the Trust shall be conclusive as to the identity of holders of Shares and as to the number of Shares of each series held by each Shareholder.

5.5

Preemptive Rights. Shareholders shall have no preemptive or other rights to subscribe to any additional Shares or other securities issued by the Trust or by the Trustees.

5.6

Redemption of Shares. To the extent of the assets of the Trust legally available for such redemption, a Shareholder of any series of the Trust shall have the right, subject to the provisions of Section 5.7 hereof, to require the Trust to redeem his full and fractional Shares of any series out of assets belonging to such series at a redemption price equal to the net asset value per Share next determined after receipt of a request to redeem in proper form as determined by the Trustees. The Trustees shall establish such rules and procedures as they deem appropriate for redemption of Shares; provided, however, that all redemptions shall be in accordance with the Act. Without limiting the generality of the foregoing, the Trust shall, to the extent permitted by applicable law, have the right at any time to redeem the Shares owned by any holder thereof (i) if the value of such Shares in an account maintained by the Trust or its transfer agent for any Shareholder with respect to any series of the Trust is less than the amount specified by resolution of the Trustees; provided, however, that any such Shareholder shall be notified that the value of his account is less than such amount, and shall be allowed such period of time as specified by resolution of the Trustees to make additional purchases of Shares of the appropriate series so that the value of his account may be increased before any such involuntary redemption is processed by the Trust; or (ii) if the net income with respect to any particular series of the Trust should be negative or it should otherwise be appropriate to carry out the Trust’s responsibilities under the Act, in each case subject to such further terms and conditions as the Board of Trustees of the Trust may from time to time adopt. The redemption price of Shares of any series of the Trust shall, except as otherwise provided in this section, be the net asset value thereof as determined by the Board of Trustees of the Trust from time to time in accordance with the provisions of applicable law, less such redemption fee or other charge, if any, as may be fixed by resolution of the Board of Trustees of the Trust. When the net income with respect to any particular series of the Trust is negative or whenever deemed appropriate by the Board of Trustees of the Trust in order to carry out the Trust’s responsibilities under the Act, any series of the Trust may, without payment of compensation but in consideration of the interests of the Trust or a particular series thereof and of the Shareholders of the Trust or of such series in maintaining a constant net asset value per Share with respect to such series, redeem pro rata from each holder of record on such day, such number of full and fractional Shares of such series as may be necessary to reduce the aggregate number of outstanding Shares of such series in order to permit the net asset value thereof to remain constant. Payment of the redemption price, if any, shall be made in cash by the appropriate series of the Trust at such time and in such manner as may be determined from time to time by the Board of Trustees of the Trust unless, in the opinion of the Board of Trustees, which shall be conclusive and binding upon the Shareholders for all purposes, conditions exist which make payment wholly in cash unwise or undesirable; in such event the appropriate series of the Trust may make payment in the assets belonging or allocable to such series, the value of which shall be determined as provided herein.

5.7

Suspension of Right of Redemption. The Trustees may suspend the right of redemption by Shareholders or postpone the date of payment or the recordation of transfer of Shares of any series, as permitted under the Act or applicable law. Such suspension or postponement shall take effect at such time as the Trustees shall specify but not later than the close of business of the business day following the declaration of suspension or postponement, and thereafter there shall be no right of redemption or payment or transfer until the Trustees shall declare the suspension at an end. In case of suspension of the right of redemption, a Shareholder may either withdraw his request for redemption or receive payment based on the net asset value existing after the termination of the suspension.

5.8

Conversion Rights. The Trustees shall have the authority to provide from time to time that the holders of Shares of any series shall have the right to convert or exchange said Shares for or into Shares of one or more other series in accordance with such requirements and procedures as may be established from time to time by the Trustees.

8.

Shareholder’s Voting Powers and Meetings. Shareholders shall have such power to vote as is provided in, and may hold meetings and take actions pursuant to the provisions of this Declaration of Trust or the Code of Regulations.

9.4

Limitation of Shareholder Liability. Shareholders shall not be subject to any personal liability in connection with the assets of the Trust for the acts or obligations of the Trust. The Trustees shall have no power to bind any Shareholder personally or to call upon any Shareholder for the payment of any sum of money or assessment whatsoever other than such as the Shareholder may at any time, personally agree to pay by way of subscription to any Share or otherwise. Every obligation, contract, instrument, certificate, Share, other security or undertaking of the Trust, and every other act whatsoever executed in connection with the Trust shall be conclusively presumed to have been executed or done by the executors thereof only in their capacities as Trustees under this Declaration of Trust or in their capacity as officers, employees, or agents of the Trust, and not individually. Every note, bond, contract, order, or other undertaking issued by or on behalf of the Trust or the Trustees relating to the Trust or to any series of the Trust, and the stationery used by the Trust, shall include a recitation limiting the obligation represented thereby to the Trust and its assets (but the omission of such a recitation shall not operate to bind any Shareholder), as follows:

“The names ‘HighMark Funds’ and ‘Trustees of HighMark Funds’ refer respectively to the Trust created and the Trustees, as trustees but not individually or personally, acting from time to time under this Declaration of Trust dated March 10, 1987 to which reference is hereby made and a copy of which is on file at the office of the Secretary of the Commonwealth of Massachusetts and elsewhere as required by law, and to any and all amendments thereto so filed or hereafter filed. The obligations of ‘The Merus Group’ entered into in the name or on behalf thereof by any of the Trustees, representatives or agents are made not individually, but in such capacities, and are not binding upon any of the Trustees, Shareholders or representatives of the Trust personally, but bind only the assets of the Trust, and all persons dealing with any series of Shares of the Trust must look solely to the assets of the Trust belonging to such series for the enforcement of any claims against the Trust.”

The rights accruing to a Shareholder under this Section 9.4 shall not exclude any other right to which such Shareholder may be lawfully entitled, nor shall anything herein contained restrict the right of the Trust to indemnify or reimburse a Shareholder in any appropriate situation even though not specifically provided for herein provided, however, that a Shareholder of any series of the Trust shall be indemnified only from assets belonging to that series.

9.5

Indemnification of Shareholders. In case any Shareholder or former Shareholder shall be held to be personally liable solely by reason of his being or having been a Shareholder and not because of his acts or omissions or for some other reason, the Shareholder or former Shareholder (or his heirs, executors, administrators, or other legal representatives, or, in the case of a corporation or other entity, its corporate or other general successor) shall be entitled out of the Trust estate to be held harmless from and indemnified against all loss and expense arising from such liability. The Trust shall, upon request by the Shareholder, assume the defense of any claim made against any Shareholder for any act or obligations of the Trust, and shall satisfy any judgment thereon.

9.6

Liabilities of a Series. Liabilities belonging to any series of the Trust, including, without limitation, expenses, fees, charges, taxes, and liabilities incurred or arising in connection with a particular series, or in connection with the management thereof, shall be paid only from the assets belonging to that series.

10.3

Termination of Trust. This Trust shall continue without limitation of time; provided, however, that:

A.

The Trustees, with the vote of a majority of the outstanding Shares of any series of the Trust, may sell and convey the assets belonging to such series to another trust or corporation organized under the laws of any state of the United States, which is a management investment company as defined in the Act, for an adequate consideration which may include the assumption of all outstanding obligations, taxes, and other liabilities, accrued or contingent, of the series and which may include beneficial interests of such trust or stock of such corporation. Upon making provision for the payment of all such liabilities, by such assumption or otherwise, the Trustees shall distribute the remaining proceeds ratably among the holders of the Shares of the series then outstanding.

B.

The Trustees, with the vote of a majority, of the outstanding Shares of any series of the Trust, may sell and convert into money all the assets belonging to such series. Upon making provision for the payment of all outstanding obligations, taxes, and other liabilities, accrued or contingent, of the series, the Trustees shall distribute the remaining assets belonging to such series ratably among the holders of the outstanding Shares of the series.

C.

Without the vote of a majority of the outstanding Shares of any series of the Trust (unless Shareholder approval is otherwise required by applicable law), the Trustees may combine the assets belonging to any two or more series into a single series if the Trustees reasonably determine that such combination will not have a material adverse effect on the Shareholders of each series affected thereby.

D.

After the effective date of the determination of the Trustees under paragraph A or B above,

(1)

The Trust shall carry on no business relating to the assets of such series except for the purpose of winding up the affairs of such series.

(2)

The Trustees shall proceed to wind up the affairs of such series and all of the powers of the Trustees under this Declaration of Trust shall continue until the affairs of such series shall have been wound up, including the power to fulfill or discharge the contracts of the Trust relating to such series, to collect assets of such series, to sell, convey, assign, exchange, transfer, or otherwise dispose of all or any part of the remaining assets of such class to one or more Persons at public or private sale for consideration that may consist in whole or in part of cash, securities, or other property of any kind, to discharge or pay its liabilities, and to do all other acts appropriate to liquidate the business of such series.

Upon completion of the distribution of the remaining proceeds or the remaining assets as provided in paragraphs A and B of this section, the Trustees may authorize the termination of that series of the Trust. Such termination shall be effective upon filing with the State Secretary of the Commonwealth of Massachusetts of an instrument setting forth such termination, at which time the Trustees shall be discharged of any and all further liabilities and duties hereunder relating to such series and the right, title and interest of all parties shall be cancelled and discharged with respect to such series. Such instrument shall constitute an amendment to this Declaration of Trust when filed with the State Secretary of the Commonwealth of Massachusetts as provided in this Title X.

10.8

Amendment Procedure.

A.

Subject to the provisions of subsections B and C of this Section 10.8, this Declaration of Trust may be amended by the affirmative vote of the holders of not less than a majority of the outstanding Shares (except that an amendment which shall affect the holders of one or more series of Shares but not the holders of all outstanding series shall be authorized by vote of the Shareholders holding a majority of the Shares entitled to vote of each series affected and no vote of Shareholders of a series not affected shall be required) or by any larger vote as may be required by any provisions of applicable law.

B.

Notwithstanding any other provisions hereof, until such time as a Registration Statement under the Securities Act of 1933, as amended, covering the first public offering of securities of the Trust shall have become effective, this Declaration of Trust may be terminated or amended in any respect by the affirmative vote of a majority of the Trustees.

C.

The Trustees may also amend this Declaration without the vote of Shareholders to cure any error or ambiguity or to change the name of the Trust or, if they deem it necessary, to conform this Declaration of Trust to the requirements of applicable state or federal laws or regulations or the requirements of the regulated investment company provisions of the Internal Revenue Code of 1986, but the Trustees shall not be liable for failing to do so.

The following portions of Registrant’s Code of Regulations incorporated as Exhibit (b) hereto, define the rights of shareholders:

1.1 Voting Powers. The Shareholders shall have power to vote (a) for the election of Trustees as provided in Section 6.2 and Section 6.5 of the Declaration of Trust; (b) with respect to any amendment of the Declaration of Trust to the extent and as provided in Section 10.8 of the Declaration of Trust; (c) with respect to any restrictions, or amendments thereto, upon the investment of the assets of the Trust to the extent and as provided in Article V of these Regulations; (d) with respect to the approval of investment advisory agreements (as provided in Section 7.1 of the Declaration of Trust), and with respect to distribution agreements entered into on behalf of the Trust or one or more series thereof, to the extent required by the Investment Company Act of 1940; (e) with respect to matters relating to any termination of the Trust or to incorporation to the extent and as provided in Section 10.3 and Section 10.4, respectively, of the Declaration of Trust; (f) with respect to such additional matters relating to the Trust as may be required by law, the Declaration of Trust, these Regulations, or by any requirements applicable to or agreement of the Trust, or as the Trustees may consider desirable; and (g) to the same extent as the stockholders of a Massachusetts business corporation, when considering whether a court action, proceeding, or claim should or should not be brought or maintained derivatively or as a class action on behalf of the Trust or the Shareholders; provided, however, that no Shareholder of a particular series shall be entitled to bring, or to vote in respect of, any class or derivative action not on behalf of the series of the Trust in respect of which the Shareholder owns Shares. Each whole Share shall be entitled to one vote as to any matter on which it is entitled to vote and each fractional Share shall be entitled to a proportionate fractional vote. There shall be no cumulative voting. Shares may be voted in person or by proxy. The authorization for a proxy to act may be obtained by written authorization or by telephone, facsimile or alternative transmission, provided that such telephone or facsimile transmission is performed in accordance with Telephonic and Facsimile Voting Procedures adopted by the Board of Trustees. On any matter submitted to a vote of the Shareholders, all Shares shall be voted in the aggregate and not by individual series, except (i) where required law, Shares shall be voted by individual series, and (ii) if the Trustees shall have determined that a matter affects the interests only of one or more series, then only the Shareholders of such affected series shall be entitled to vote thereon. Until Shares are issued, the Trustees may exercise all rights of Shareholders and may take any action required or permitted by law, the Declaration of Trust, or these Regulations to be taken by Shareholders.

1.2 Meetings. Meetings of Shareholders of the Trust may be called by the Trustees, and shall be called by the Trustees whenever required by law or upon the written request of holders of at least twenty percent of all the outstanding Shares entitled to vote.

1.3 Quorum and Required Vote. At any meeting of the Shareholders, a quorum for the transaction of business shall consist of a majority represented in person or by proxy of the outstanding Shares (without regard to individual series) entitled to vote with respect to a matter; provided, however, that at any meeting at which the only actions to be taken are actions required by law, to be taken by vote of the Shareholders of an individual series, a quorum shall consist of a majority of the outstanding Shares of such individual series entitled to vote thereon, and that at any meeting at which the only actions to be taken shall have been determined by the Board of Trustees to affect the rights and interests of one or more but not all series of the Trust, a quorum shall consist of a majority of the outstanding Shares of the series so affected; and provided, further, that any reasonable adjournments of such meeting until a quorum is obtained may be made by a vote of the Shares present in person or by proxy. A majority of the votes shall decide any question and a plurality shall elect a Trustee, subject to any applicable requirements of law or of the Declaration of Trust or these Regulations; provided, however, that when any provision of law or of the Declaration of Trust or these Regulations requires the holders of Shares of any particular series to vote by series and not in the aggregate with respect to a matter, then a majority of the outstanding Shares of that series shall decide such matter insofar as that particular series shall be concerned. As used in these Regulations, the term “vote of a majority of the outstanding Shares” (the 67% or 50% requirement of the third sentence of Section 2(a)(42) of the Investment Company Act of 1940) shall have the same meaning given such term in the Investment Company Act of 1940; provided, however, that such term may be used herein with respect to Shares of the Trust as a whole, or with respect to Shares of a particular series of the Trust, as the context may require.

1.4 Notice. Written notice, stating the place, day, and hour of each meeting of Shareholders and the general nature of the business to be transacted, shall be given by, or at the direction of, the person calling the meeting to each

Shareholder of record entitled to vote at the meeting at least ten days prior to the day named for the meeting, unless in a particular case a longer period of notice is required by law. Any adjournments of a meeting of Shareholders may be held, within a reasonable time after the date set for the original meeting, without the necessity of further notice.

1.5 Shareholders’ List. The officer or agent having charge of the transfer books for Shares of the Trust shall make, at least five days before each meeting of Shareholders, a complete list of the Shareholders entitled to vote at the meeting, arranged in alphabetical order with the address of and the number of Shares held by each such Shareholder. The list shall be kept on file at the office of the Trust and shall be subject to inspection by any Shareholders at any time during usual business hours, and shall also be produced and kept open at the time and place of each meeting of Shareholders and shall be subject to the inspection of any Shareholder during each meeting of Shareholders.

1.6 Record Date. The Trustees may fix a time (during which they may close the Share transfer books of the Trust) not more than ninety (90) days prior to the date of any meeting of Shareholders as a record date for the determination of the Shareholders entitled to notice of, or to vote at, any such meeting; only such Shareholders as shall be Shareholders of record at the close of business on the date so fixed shall be entitled to notice of, or to vote at, such meeting, notwithstanding any transfer of any Shares on the books of the Trust after any record date fixed, as aforesaid. The Trustees may also fix a time (during which they may close the Share transfer books of the Trust) not more than fifty (50) days prior to the payment of any dividend, or the date of the allotment of rights or the date when any change or conversion or exchange of Shares shall go into effect, as a record date for the determination of the Shareholders entitled to receive payment of any such dividend, or to receive any such allotment of rights, or to exercise such rights, as the case may be; only such Shareholders as shall be Shareholders of record at the close of business on the date so fixed shall be entitled to receive payment of such dividend, or to receive such allotment of rights, or to exercise such rights, as the case may be, notwithstanding any transfer of any Shares on the books of the Trust after any record date fixed, as aforesaid.

1.7 Shareholder Action by Written Consent. Any action taken by Shareholders may be taken without a meeting if a majority of Shareholders entitled to vote on the matter (or such larger proportion thereof as shall be required by any express provision of law or the Declaration of Trust or these Regulations) consent to the action in writing and such written consents are filed with the records of the meetings of Shareholders. Such consent shall be treated for all purposes as a vote taken at a meeting of Shareholders.

3.1 Form. Notices to Shareholders shall be in writing and delivered personally or mailed to the Shareholders at their addresses appearing on the books of the Trust. Notices to Trustees shall be oral or by telephone or telegram or in writing delivered personally or mailed to the trustees at their addresses appearing on the books of the Trust. Oral notice shall be deemed to be given when given directly to the person required to be notified and notice by mail shall be deemed to be given when deposited in the United States mail or with a telegraph office or courier service for transmission. Notices to Trustees need not state the purpose of a Regular or Special Meeting.

3.2 Waiver. Whenever any notice of the time, place, or purpose of any meeting of Shareholders, Trustees, or committee is required to be given under the provisions of Massachusetts law or under the provisions of the Declaration of Trust or these Regulations, a waiver thereof in writing, signed by the person or persons entitled to such notice and filed with the records of the meeting, whether before or after the holding thereof, or actual attendance at the meeting of Shareholders in person or by proxy, or at the meeting of Trustees or committee in person, shall be deemed equivalent to the giving of such notice to such persons.

(6)

(a)

Investment Advisory Agreement between Registrant and HighMark Capital Management, Inc., dated as of September 1, 1998 (the “Investment Advisory Agreement”), is incorporated by reference to Exhibit 5(a) of Post-Effective Amendment No. 25 (filed November 30, 1998) to Registrant’s Registration Statement on Form N-1A.

(b)

Form of Amendment No. 1 to the Investment Advisory Agreement between Registrant and HighMark Capital Management, Inc. is incorporated by reference to Exhibit (6)(b) of Post-Effective Amendment No. 1 (filed March 26, 2009) to Registrant’s Registration Statement on Form N-14.

 (c)

Amended and Restated Schedule A to the Investment Advisory Agreement, dated and made effective as of August 1, 2008, is incorporated by reference to Exhibit (d)(3) of Post-Effective Amendment No. 55 (filed July 9, 2008) to Registrant’s Registration Statement on Form N-1A.

(d)

Form of Amended and Restated Schedule A to the Investment Advisory Agreement is incorporated by reference to Exhibit (6)(d) of Post-Effective Amendment No. 1 (filed March 26, 2009) to Registrant’s Registration Statement on Form N-14.

 (e)

Investment Sub-Advisory Agreement between HighMark Capital Management, Inc. and LSV Asset Management is incorporated by reference to Exhibit (d)(3) of Post-Effective Amendment No. 37 (filed September 27, 2002) to Registrant’s Registration Statement on Form N-1A.

(f)

Amendment No. 1 dated as of October 27, 2005 to Investment Sub-Advisory Agreement between HighMark Capital Management, Inc. and LSV Asset Management is incorporated by reference to Exhibit (d)(6) of Post-Effective Amendment No. 47 (filed November 29, 2005) to Registrant’s Registration Statement on Form N-1A.

(g)

Amendment No. 2 dated as of December 26, 2007 to Investment Sub-Advisory Agreement between HighMark Capital Management, Inc. and LSV Asset Management, is incorporated by reference to Exhibit (d)(6) of Post-Effective Amendment No. 55 (filed July 9, 2008) to Registrant’s Registration Statement on Form N-1A.

(h)

Investment Sub-Advisory Agreement between HighMark Capital Management, Inc. and Aronson+Johnson+Ortiz, LP effective March 31, 2003 is incorporated by reference to Exhibit (d)(5) of Post-Effective Amendment No. 39 (filed November 25, 2003) to Registrant’s Registration Statement on Form N-1A.

(i)

Amendment No. 1 dated as of October 27, 2005 to Investment Sub-Advisory Agreement between HighMark Capital Management, Inc. and Aronson+Johnson+Ortiz, LP is incorporated by reference to Exhibit (d)(8) of Post-Effective Amendment No. 47 (filed November 29, 2005) to Registrant’s Registration Statement on Form N-1A.

(j)

Amendment No. 2 dated as of December 13, 2007 to Investment Sub-Advisory Agreement between HighMark Capital Management, Inc. and Aronson+Johnson+Ortiz, LP, is incorporated by reference to Exhibit (d)(9) of Post-Effective Amendment No. 55 (filed July 9, 2008) to Registrant’s Registration Statement on Form N-1A.

(k)

Sub-Advisory Agreement between HighMark Capital Management, Inc. and Bailard, Inc., relating to HighMark Enhanced Growth Fund, dated and made effective as of April 3, 2006, is incorporated by reference to Exhibit (d)(10) of Post-Effective Amendment No. 50 (filed August 23, 2006) to Registrant’s Registration Statement on Form N-1A.

(l)

Amendment No. 1 dated as of December 13, 2007 to Sub-Advisory Agreement between HighMark Capital Management, Inc. and Bailard, Inc., relating to HighMark Enhanced Growth Fund is incorporated by reference to Exhibit (d)(11) of Post-Effective Amendment No. 55 (filed July 9, 2008) to Registrant’s Registration Statement on Form N-1A.

(m)

Sub-Advisory Agreement between HighMark Capital Management, Inc. and Bailard, Inc., relating to HighMark Cognitive Value Fund, dated and made effective as of April 3, 2006, is incorporated by reference to Exhibit (d)(11) of Post-Effective Amendment No. 50 (filed August 23, 2006) to Registrant’s Registration Statement on Form N-1A.

(n)

Amendment No. 1 dated as of December 13, 2007 to Sub-Advisory Agreement between HighMark Capital Management, Inc. and Bailard, Inc., relating to HighMark Cognitive Value Fund, is incorporated by reference to Exhibit (d)(13) of Post-Effective Amendment No. 55 (filed July 9, 2008) to Registrant’s Registration Statement on Form N-1A.

(o)

Sub-Advisory Agreement between HighMark Capital Management, Inc. and Bailard, Inc., relating to HighMark International Opportunities Fund, dated and made effective as of April 3, 2006, is incorporated by reference to Exhibit (d)(12) of Post-Effective Amendment No. 50 (filed August 23, 2006) to Registrant’s Registration Statement on Form N-1A.

(p)

Amendment No. 1 dated as of December 13, 2007 to Sub-Advisory Agreement between HighMark Capital Management, Inc. and Bailard, Inc., relating to HighMark International Opportunities Fund, is incorporated by reference to Exhibit (d)(15) of Post-Effective Amendment No. 55 (filed July 9, 2008) to Registrant’s Registration Statement on Form N-1A.

(q)

Form of Sub-Advisory Agreement between HighMark Capital Management, Inc. and Ziegler Capital Management, LLC relating to HighMark Equity Income Fund is incorporated by reference to Exhibit (6)(q) of Post-Effective Amendment No. 1 (filed March 26, 2009) to Registrant’s Registration Statement on Form N-14.

(r)

Form of Sub-Advisory Agreement between HighMark Capital Management, Inc. and Ziegler Capital Management, LLC relating to HighMark NYSE Arca Tech 100 Index Fund is incorporated by reference to Exhibit (6)(r) of Post-Effective Amendment No. 1 (filed March 26, 2009) to Registrant’s Registration Statement on Form N-14.

(s)

Form of Sub-Advisory Agreement between HighMark Capital Management, Inc. and Ziegler Capital Management, LLC relating to

HighMark Wisconsin Tax-Exempt Fund is incorporated by reference to Exhibit (6)(s) of Post-Effective Amendment No. 1 (filed March 26, 2009) to Registrant’s Registration Statement on Form N-14.

(t)

Form of Sub-Advisory Agreement between HighMark Capital Management, Inc. and Geneva Capital Management Ltd. relating to HighMark Geneva Growth Fund is incorporated by reference to Exhibit (6)(t) of Post-Effective Amendment No. 1 (filed March 26, 2009) to Registrant’s Registration Statement on Form N-14.

(7)

(a)

Underwriting Agreement between the Registrant and HighMark Funds Distributors, Inc., effective as of December 1, 2008 (the “Underwriting Agreement”), is incorporated by reference to Exhibit (e)(1) of Post-Effective Amendment No. 58 (filed February 24, 2009) to Registrant’s Registration Statement on Form N-1A.

(b)

Form of Amended and Restated Exhibit A to the Underwriting Agreement is incorporated by reference to Exhibit (7)(b) of Post-Effective Amendment No. 1 (filed March 26, 2009) to Registrant’s Registration Statement on Form N-14.

(8)

None.

(9)

(a)

Custodian Agreement between Registrant and Union Bank of California, N.A., dated as of December 5, 2001 (the “Custodian Agreement”), is incorporated by reference to Exhibit (g)(1) of Post-Effective Amendment No. 37 (filed September 27, 2002) to Registrant’s Registration Statement on Form N-1A.

(b)

Amended and Restated Appendix B to the Custodian Agreement, effective as of August 1, 2008, is incorporated by reference to Exhibit (g)(3) of Post-Effective Amendment No. 55 (filed July 9, 2008) to Registrant’s Registration Statement on Form N-1A.

(c)

Form of Amended and Restated Appendix B to the Custodian Agreement is incorporated by reference to Exhibit (9)(c) of Post-Effective Amendment No. 1 (filed March 26, 2009) to Registrant’s Registration Statement on Form N-14.

(d)

Amendment dated as of December 27, 2007 to the Custodian Agreement between HighMark Funds and Union Bank of California, N.A., is incorporated by reference to Exhibit (g)(4) of Post-Effective Amendment No. 55 (filed July 9, 2008) to Registrant’s Registration Statement on Form N-1A.

(10)

(a)

Restated Distribution Plan with respect to Class A Shares is incorporated by reference to Exhibit (m)(1) of Post-Effective Amendment No. 34 (filed September 28, 2001) to Registrant’s Registration Statement on Form N-1A.

(b)

Amended Class B Distribution Plan dated June 18, 2003 is incorporated by reference to Exhibit (m)(2) of Post-Effective Amendment No. 39 (filed November 25, 2003) to Registrant’s Registration Statement on Form N-1A.

(c)

Distribution and Shareholder Services Plan with respect to Class C Shares, effective as of January 1, 2008, is incorporated by reference to Exhibit (m)(4) of Post-Effective Amendment No. 53 (filed November 21, 2007) to Registrant’s Registration Statement on Form N-1A.

(d)

Distribution Plan with respect to Class S Shares is incorporated by reference to Exhibit (m)(5) of Post-Effective Amendment No. 28 (filed September 20, 1999) to Registrant’s Registration Statement on Form N-1A.

(e)

Amended Multiple Class Plan for HighMark Funds modified by the Board of Trustees on June 26, 2008 (the “Multiple Class Plan”), is incorporated by reference to Exhibit (n) of Post-Effective Amendment No. 55 (filed July 9, 2008) to Registrant’s Registration Statement on Form N-1A.

(f)

Form of Amended Schedule A to the Multiple Class Plan is incorporated by reference to Exhibit (10)(f) of Post-Effective Amendment No. 1 (filed March 26, 2009) to Registrant’s Registration Statement on Form N-14.

(11)

Opinion and Consent of Counsel as to shares registered is incorporated by reference to Exhibit (11) of Registrant’s Registration Statement on Form N-14 (filed February 24, 2009).

(12)

(a)

Opinion and Consent of Counsel as to tax matters relating to HighMark Equity Income Fund and North Track Equity Income Fund is filed herewith.

(b)

Opinion and Consent of Counsel as to tax matters relating to HighMark Geneva Growth Fund and North Track Geneva Growth Fund is filed herewith.

(c)

Opinion and Consent of Counsel as to tax matters relating to HighMark NYSE Arca Tech 100 Index Fund and North Track NYSE Arca Tech 100 Index Fund is filed herewith.

(d)

Opinion and Consent of Counsel as to tax matters relating to HighMark Wisconsin Tax-Exempt Fund and North Track Wisconsin Tax-Exempt Fund is filed herewith.

(13)

(a)

Amended and Restated Administrative Services Agreement between Registrant and HighMark Capital Management, Inc., effective as of December 10, 2007, is incorporated by reference to Exhibit (h)(3) of Post-Effective Amendment No. 53 (filed November 21, 2007) to Registrant’s Registration Statement on Form N-1A.

(b)

Amended and Restated Schedule A to the Administrative Services Agreement between Registrant and HighMark Capital Management, Inc., effective as of August 1, 2008, is incorporated by reference to Exhibit (h)(2) of Post-Effective Amendment No. 55 (filed July 9, 2008) to Registrant’s Registration Statement on Form N-1A.

(c)

Form of Amended and Restated Schedule A to the Administrative Services Agreement between Registrant and HighMark Capital Management, Inc. is incorporated by reference to Exhibit (13)(c) of Post-Effective Amendment No. 1 (filed March 26, 2009) to Registrant’s Registration Statement on Form N-14.

(d)

Amended and Restated Schedule B to the Administrative Services Agreement between Registrant and HighMark Capital Management, Inc., effective as of August 1, 2008, is incorporated by reference to Exhibit (h)(2) of Post-Effective Amendment No. 55 (filed July 9, 2008) to Registrant’s Registration Statement on Form N-1A.

(e)

Sub-Administration and Accounting Services Agreement between HighMark Capital Management, Inc. and PFPC Inc., effective as of December 3, 2007, is incorporated by reference to Exhibit (h)(2) of Post-Effective Amendment No. 54 (filed April 25, 2008) to Registrant’s Registration Statement on Form N-1A.

(f)

Amended and Restated Exhibit A to the Sub-Administration and Accounting Services Agreement between HighMark Capital Management, Inc. and PNC Global Investment Servicing (U.S.) Inc. (formerly PFPC Inc.), effective August 1, 2008, is incorporated by reference to Exhibit (h)(6) of Post-Effective Amendment No. 56 (filed September 29, 2008) to Registrant’s Registration Statement on Form N-1A.

(g)

Form of Amended and Restated Exhibit A to the Sub-Administration and Accounting Services Agreement between HighMark Capital Management, Inc. and PNC Global Investment Servicing (U.S.) Inc. is incorporated by reference to Exhibit (13)(g) of Post-Effective Amendment No. 1 (filed March 26, 2009) to Registrant’s Registration Statement on Form N-14.

(h)

Transfer Agency and Service Agreement between the Registrant and State Street Bank and Trust Company (the “Transfer Agency and Service Agreement”) is incorporated by reference to Exhibit 9(c) of Post-Effective Amendment No. 20 (filed February 25, 1997) to Registrant’s Registration Statement on Form N-1A.

(i)

Amendment to the Transfer Agency and Service Agreement is incorporated by reference to Exhibit (h)(8) of Post-Effective Amendment No. 39 (filed November 25, 2003) to Registrant’s Registration Statement on Form N-1A.

(j)

Amended and Restated Schedule A to the Transfer Agency and Service Agreement, effective as of August 1, 2008, is incorporated by reference to Exhibit (h)(9) of Post-Effective Amendment No. 56 (filed September 29, 2008) to Registrant’s Registration Statement on Form N-1A.

(k)

Form of Amended and Restated Schedule A to the Transfer Agency and Service Agreement is incorporated by reference to Exhibit (13)(k) of Post-Effective Amendment No. 1 (filed March 26, 2009) to Registrant’s Registration Statement on Form N-14.

(l)

Amendment to the Transfer Agency and Service Agreement, dated January 1, 2007 and Amended and Restated Schedule B to the Transfer Agency and Service Agreement, dated January 1, 2007, are incorporated by reference to Exhibit (h)(8) of Post-Effective Amendment No. 52 (filed September 27, 2007) to Registrant’s Registration Statement on Form N-1A.

(m)

Shareholder Servicing Plan with respect to Class A Shares, effective as of January 1, 2008, is incorporated by reference to Exhibit (h)(13) of Post-Effective Amendment No. 53 (filed November 21, 2007) to Registrant’s Registration Statement on Form N-1A.

(n)

Shareholder Service Plan with respect to Class B Shares is incorporated by reference to Exhibit (h)(9) of Post-Effective Amendment No. 34 (filed September 28, 2001) to Registrant’s Registration Statement on Form N-1A.

(o)

Shareholder Service Plan and Agreement with respect to Fiduciary Shares is incorporated by reference to Exhibit (h)(10) of Post-Effective Amendment No. 50 (filed August 23, 2006) to Registrant’s Registration Statement on Form N-1A.

(p)

First Amendment to Shareholder Service Plan and Agreement with respect to Fiduciary Shares, effective as of July 1, 2006, is incorporated by reference to Exhibit (h)(13) of Post-Effective Amendment No. 52 (filed September 27, 2007) to Registrant’s Registration Statement on Form N-1A.

(14)

(a)

Consent of Deloitte & Touche LLP is incorporated by reference to Exhibit (14)(a) of Post-Effective Amendment No. 1 (filed March 26, 2009) to Registrant’s Registration Statement on Form N-14.

(b)

Consent of Deloitte & Touche LLP is incorporated by reference to Exhibit (14)(b) of Post-Effective Amendment No. 1 (filed March 26, 2009) to Registrant’s Registration Statement on Form N-14.

(15)

None

(16)

Executed Powers of Attorney are incorporated by reference to Exhibit (16) of Registrant’s Registration Statement on Form N-14 (filed February 24, 2009).

(17)

(a)

Prospectus of North Track Funds, Inc., dated March 1, 2009 is incorporated by reference to Exhibit (17)(a) of Post-Effective Amendment No. 1 (filed March 26, 2009) to Registrant’s Registration Statement on Form N-14.

(b)

Statement of Additional Information of North Track Funds, Inc., dated March 1, 2009 is incorporated by reference to Exhibit (17)(b) of Post-Effective Amendment No. 1 (filed March 26, 2009) to Registrant’s Registration Statement on Form N-14.

(c)

Annual Report of North Track Funds, Inc. for the fiscal year ended October 31, 2008 is incorporated by reference to Exhibit (17)(c) of Registrant’s Registration Statement on Form N-14 (filed February 24, 2009).

Item 17.

Undertakings

(1)

The undersigned registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is a part of this registration statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act, the reoffering prospectus will contain the information called for by the applicable registration form for reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

(2)

The undersigned registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as a part of an amendment to the registration statement and will not be used until the amendment is effective, and that, in determining any liability under the 1933 Act, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

SIGNATURES

As required by the Securities Act of 1933 (the “Securities Act”), the Registrant, HighMark Funds, certifies that it meets all of the requirements for effectiveness of this registration statement on Form N-14 under rule 485(b) under the Securities Act and has duly caused this Post-Effective Amendment No. 2 to be signed on its behalf by the undersigned, duly authorized, in the City of San Francisco and the State of California, on the 23rd day of June, 2009.

HighMark Funds

By:	/s/ EARLE A. MALM II
Earle A. Malm II
President

As required by the Securities Act of 1933, this registration statement has been signed by the following persons in the capacities and on the dates indicated:

Signature		Capacity	Date

	/s/ EARLE A. MALM II	President (Principal Executive	June 23, 2009
	Earle A. Malm II	Officer), Trustee

	/s/ COLLEEN CUMMINGS	Controller and Chief Financial	June 23, 2009
	Colleen Cummings	Officer (Principal Financial
and Accounting Officer)

	*/s/ DAVID BENKERT	Trustee	June 23, 2009
David Benkert

	*/s/ THOMAS L. BRAJE	Trustee	June 23, 2009
Thomas L. Braje

	*/s/ DAVID A. GOLDFARB	Trustee	June 23, 2009
David A. Goldfarb

	*/s/ EVELYN DILSAVER	Trustee	June 23, 2009
Evelyn Dilsaver

	*/s/ MICHAEL L. NOEL	Trustee	June 23, 2009
Michael L. Noel

	*/s/ ROBERT M. WHITLER	Trustee	June 23, 2009
Robert M. Whitler

*By:	/s/ EARLE A. MALM II
Earle A. Malm II
Attorney-In-Fact, pursuant to powers of attorney incorporated by reference to Exhibit (16) of Registrant's Registration Statement on Form N-14 (filed February 24, 2009).

Exhibit Index

Exhibit No.	Description
(12)(a)	Opinion and Consent of Counsel as to tax matters relating to HighMark Equity Income Fund and North Track Equity Income Fund.
(12)(b)	Opinion and Consent of Counsel as to tax matters relating to HighMark Geneva Growth Fund and North Track Geneva Growth Fund.
(12)(c)	Opinion and Consent of Counsel as to tax matters relating to HighMark NYSE Arca Tech 100 Index Fund and North Track NYSE Arca Tech 100 Index Fund.
(12)(d)	Opinion and Consent of Counsel as to tax matters relating to HighMark Wisconsin Tax-Exempt Fund and North Track Wisconsin Tax-Exempt Fund.